Commitments And Contingencies	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES
(a)	Capital commitment

As at December 31, 2021, the Group had capital commitments of RMB480,000 related to investments in a joint venture.

(b)	Operating lease commitment

The Group didn't have outstanding commitment of operating lease contracted but not yet reflected in the consolidated financial statements as of December 31, 2021.

(c)	Products and services purchase commitment

As at December 31, 2021, the Group’s products and services purchase commitment amounted to RMB 208,937.

(d)	Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of December 31, 2020 and, 2021, the Group was not involved in any legal or administrative proceedings that the Group believes may have a material adverse impact on the Group's business, balance sheets or results of operations and cash flows.